CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (956,464)	$ (1,454,614)	$ 394,228
Other comprehensive (loss) income:
Foreign currency translation adjustments	(78,992)	20,394	48,734
Other comprehensive (loss) income	(78,992)	20,394	48,734
Total comprehensive (loss) income	(1,035,456)	(1,434,220)	442,962
Comprehensive loss (income) attributable to noncontrolling interests	159,029	178,199	(29,260)
Comprehensive (loss) income attributable to Melco Resorts & Entertainment Limited	$ (876,427)	$ (1,256,021)	$ 413,702